Accrued expenses	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCRUED EXPENSES [Text Block]
NOTE 13: ACCRUED EXPENSES
          Accrued expenses as of December 31, 2011and 2010 consist of the following:
	December 31,	December 31,
	2011	2010
Accrued voyage expenses	$1,262	$434
Accrued loan interest	9,067	7,849
Accrued legal and professional fees	5,163	936
Total accrued expenses	$15,492	$9,219